FEDERATED AMERICAN LEADERS FUND, INC.

                               Federated Investors Funds
                                 5800 Corporate Drive

                          Pittsburgh, Pennsylvania 15237-7000

                                     May 31, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED AMERICAN LEADERS FUND, INC. (Company)
         1933 Act File No. 2-29786
         1940 ACT FILE NO. 811-5843

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Company certifies that the definitive forms of prospectuses and statement of additional information dated May 31, 2000 that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Company. This registration statement was electronically filed under Rule 485(b) as Pre-effective amendment No. 67 on May 25, 2000.

     If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                          Very truly yours,



                                          /s/ Amanda J. Reed
                                          Amanda J. Reed
                                          Assistant Secretary